Related party transactions - Schedule of amounts due from/to related parties (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 68,993,780	$ 9,717,571	¥ 46,125,644
Amounts due to related parties	251,392,026	$ 35,407,826	266,787,562
Related Party
Related Party Transaction [Line Items]
Amounts due from related parties	68,993,780		46,125,644	¥ 37,158,946
Amounts due to related parties	251,392,026		266,787,562	293,507,806
Related Party | Tencent Group
Related Party Transaction [Line Items]
Amounts due from related parties	63,862,287		35,491,575	37,158,946
Amounts due to related parties	234,483,995		250,364,366	255,438,628
Related Party | Shayu
Related Party Transaction [Line Items]
Amounts due from related parties	4,989,300		10,153,000
Related Party | Equity method investees talent agencies
Related Party Transaction [Line Items]
Amounts due from related parties	142,193		481,069
Amounts due to related parties	¥ 16,908,031		¥ 16,423,196	¥ 38,069,178